Note 10 - Intangible Assets (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Impairment of Intangible Assets (Excluding Goodwill), Total	$ 0
Assets Acquired That Do Not Constitute a Business [Member]
Finite-lived Intangible Assets Acquired	$ 2,208